Pledged Bank deposits, Bank Borrowings and Banking Facilities (Details Textual) In Thousands, unless otherwise specified	Jun. 30, 2013 Banking Facilities Granted Solely to the Group [Member] USD ($)	Jun. 30, 2013 Banking Facilities Granted Solely to the Group [Member] CNY	Dec. 31, 2012 Banking Facilities Granted Solely to the Group [Member] CNY	Jun. 30, 2013 Joint Banking Facilities [Member] USD ($)	Jun. 30, 2013 Joint Banking Facilities [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] CNY	Jun. 30, 2013 Guaranteed Facilities For Disposal Group [Member] USD ($)	Jun. 30, 2013 Guaranteed Facilities For Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] CNY
Financial Services And Banking Facilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 162,000	994,259	934,515	$ 70,500	432,687	594,975	$ 50,000	306,870	311,505
Line of Credit Facility, Amount Outstanding	90,074	552,823	614,045	19,918	122,247	312,757
Line of Credit Facility, Remaining Borrowing Capacity	62,173	381,581	354,972	21,893	134,364	81,334	11,000	67,511	68,531
Amount secured by pledge deposit of disposal group			43,611
Amount secured as pledge deposit by the Group	$ 110,648	679,091	556,941	$ 39,927	245,051	286,740	$ 47,219	289,800	207,900
Debt, Weighted Average Interest Rate	2.00%	2.00%	2.10%